LEASE - Finance leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finance leases, gross difference
Total future minimum lease payments	$ 41,130
Less: imputed interest	2,056
NPV for future minimum lease payments	$ 39,074
Total future minimum lease payments		$ 76,826
Less: imputed interest		5,024
NPV for future minimum lease payments		$ 71,802